CONCENTRATIONS	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Concentrations
12.	CONCENTRATIONS

During 2012, 59% of revenues were derived from five customers at 47%, 4%, 3%, 3%, and 2%. During 2011, 55% of revenues were derived from six customers at 41%, 4%, 3%, 3%, 2% and 2%.

The Company’s major product lines in 2012 and 2011 were external power, internal power and industrial controls.

At December 31, 2012, of the gross trade accounts receivable from continuing operations totaling $5,095,926, 57% was due from six customers: 37%, 8%, 3%, 3%, 3% and 3%. At December 31, 2011, of the gross trade accounts receivable from continuing operations totaling $3,819,641, 53% was due from eight customers: 21%, 9%, 7%, 5%, 4%, 3%, 2% and 2%.